Capital - Schedule of Classes of Share Capital (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		$ 178,230
Beginning balance	[1]	$ 283,985	$ 272,984		$ 285,260
Balance at beginning of year		35,960,062	35,335,060		35,178,614
Exercise of share warrants, employee warrants and stock options		$ 7,751	$ 2,921
Non-cash stock based compensation expense		28,507			$ 58,622
Balance at end of year		$ 828,525	$ 614,037		568,185
Capital increase by issuance of common shares		6,146,000	466,950
Exercise of share warrants, employee warrants and stock options		324,007	158,052
Other movements		$ (40)	$ (38)		77
Balance at end of year		$ 450,272	$ 283,985	[1]	$ 272,984	[1]
Balance at end of year		42,430,069	35,960,062		35,335,060
Nominal value		$ 0.05	$ 0.05		$ 0.05
Nominal value		$ 0.05	$ 0.05		$ 0.05
Balance at beginning of year		$ 614,037	$ 568,185		$ 509,938
BSA, BSPCE and Free Shares [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares					$ 723
Capital increase by issuance of common shares					156,446
Reserve of Share-based Payments [member]
Disclosure of classes of share capital [line items]
Non-cash stock based compensation expense			42,968		$ 57,524
Premiums Related to Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	[1]	614,037	568,185		509,938
Non-cash stock based compensation expense					57,524
Other movements			(37)
Balance at end of year		828,525	614,037	[1]	568,185	[1]
Share Capital Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	[1]	2,367	2,332		2,323
Capital Increase		379	26
Exercise of share warrants, employee warrants and stock options		19	9
Balance at end of year		$ 2,765	$ 2,367	[1]	2,332	[1]
Share Capital Ordinary Shares [member] | BSA, BSPCE and Free Shares [member]
Disclosure of classes of share capital [line items]
Capital Increase					$ 9

[1]	2017 consolidated financial statements have been restated for the purpose of IFRS15 application. Reconciliation between the consolidated financial statements presented in previous periods and the 2018 consolidated financial statements is available in Note 2.3.